As filed with the U.S. Securities and Exchange Commission on November 9, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

August 31, 2023

U.S. DIVERSIFIED REAL ESTATE ETF
Ticker: PPTY

U.S. Diversified Real Estate ETF

U.S. Diversified Real Estate ETF

Letter to Shareholders
August 31, 2023 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the U.S. Diversified Real Estate ETF (“PPTY” or the “Fund”). The following information pertains to the fiscal period of March 1, 2023 through August 31, 2023. The Fund seeks to track the total return performance, before fees and expenses, of the USREX - U.S. Diversified Real Estate Index™ (the “Index”). The Index is a passive, rules-based strategy index of U.S. real estate equity that selects companies using proprietary factors that take into account property type, property values, leverage, and location data.

The Fund had positive performance during the period ending on August 31, 2023. The market price for PPTY increased 1.43% and the NAV increased 1.22%, while the MSCI US REIT Index, a broad market index, decreased -0.14% over the same period. The Fund’s Index increased 1.54%. Meanwhile, outstanding shares ended the period at 4,200,000.

For the period, the largest positive contributor to return was Digital Realty Trust, Inc. (DLR US), adding 1.02% to the return of the Fund, gaining 29.31% with an average weighting of 3.62%. The second largest contributor to return was Equinix, Inc. (EQIX US), adding 0.66% to the return of the Fund, gaining 15.16% with an average weighting of 4.31%. The third largest contributor to return was American Homes 4 Rent - Class A (AMH US), adding 0.52% to the return of the Fund, gaining 17.77% with an average weighting of 2.87%.

For the period, the largest negative contributor to return was Alexandria Real Estate Equities, Inc. (ARE US), detracting -0.57% from the return of the Fund, declining -20.71% with an average weighting of 1.99%. The second largest contributor to return was W.P. Carey, Inc. (WPC US), detracting -0.36% from the return of the Fund, and declining -17.45% with an average weighting of 1.81%. The third largest negative contributor to return was Orion Office REIT, Inc. (ONL US), detracting -0.25% from the return of the Fund, and declining -29.78% with an average weight of 0.71%.

For the period, the best performing security in the Fund was Digital Realty Trust, Inc. (DLR US), gaining 29.31% and contributing 1.02% to the return of the Fund. The second-best performing security for the period was Tanger Factory Outlet Centers, Inc. (SKT US), gaining 26.04% and contributing 0.02% to the return of the Fund. The third-best performing security was Urstadt Biddle Properties, Inc. (UBA US)1, gaining 25.18% for the period and contributing 0.16% to the return of the Fund.

1

On August 18, 2023, Regency Centers Corporation (REG US) announced the completion of a previously announced merger with Urstadt Biddle Properties, Inc. The combined company now trades under the ticker symbol “REG”. PPTY previously held Regency Centers Corporation as part of its portfolio and as of August 18, 2023 increased its weighting in the security following the merger.

U.S. Diversified Real Estate ETF

Letter to Shareholders
August 31, 2023 (Unaudited) (Continued)

For the period, the worst performing security in the Fund was Orion Office REIT Inc (ONL US), declining -29.78% and reducing the return of the Fund by -0.25%. The second-worst performing security in the Fund was Peakstone Realty Trust (PKST US), declining -22.45% and reducing the return of the Fund by -0.03%. The third-worst performing security in the Fund was Alexandria Real Estate Equities, Inc. (ARE US), declining -20.71% and reducing the return of the Fund by -0.57%.

Sincerely,

Vince Birley
Chief Executive Officer, Vident Asset Management

Past performance is not a guarantee of future results. Opinions expressed are those of the Fund manager and are subject to change, are not guaranteed and should not be considered investment advice. Fund holdings are subject to change and are not recommendations to buy or sell any security. For more complete information regarding performance and holdings, please refer to the schedules of investments on pages 5-9.

Investments involve risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange throughout the day at market price. The Fund is a diversified management investment company. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated, and the Index is expected to be concentrated in real estate-related industries. The composition of the Index is heavily dependent on a proprietary quantitative model as well as information and data supplied by third parties. The Fund is expected to invest substantially all of its assets in real estate-related companies. Investments in real estate companies involve unique risks. Real estate companies, including REITs, may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in real estate companies include certain risks associated with the direct ownership of real estate and the real estate industry in general. Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. The equity securities of smaller companies have historically been subject to greater investment risk than securities of larger companies.

The USREX – U.S. Diversified Real Estate Index™ is constructed from a universe of U.S.-listed equity securities with a market capitalization of at least $750 million and meeting certain liquidity thresholds (the “Equity Universe”). For companies currently in

U.S. Diversified Real Estate ETF

Letter to Shareholders
August 31, 2023 (Unaudited) (Continued)

the index, the minimum market capitalization is $375 million. Companies in the Equity Universe are then screened to keep only those that derive at least 85% of their income from ownership or management of real property. Companies that meet this criterion are then screened to remove companies that are externally managed or that have a low percentage of their shares directly or indirectly available to the public. The companies remaining after the above screens will constitute the Index.

The Index is designed to ensure diversification by property type and by location, while favoring companies with prudent leverage (i.e., the debt-to-enterprise value ratio of real estate investments), all subject to a maximum individual security weighting of 4% at the time of each reconstitution of the Index. The Index is expected to be primarily composed of companies that qualify as real estate investment trusts (“REITs”), but may also include real estate companies that do not qualify as REITs.

The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (REITs). The index is based on the MSCI USA Investable Market Index (IMI), its parent index, which captures the large, mid and small cap segments of the USA market. With 122 constituents, it represents about 99% of the U.S. REIT universe and securities are classified under the Equity REITs Industry (under the Real Estate Sector) according to the Global Industry Classification Standard (GICS®), have core real estate exposure (i.e., only selected Specialized REITs are eligible) and carry REIT tax status.

It is not possible to invest directly in an index.

Must be preceded or accompanied by a Prospectus.

U.S. Diversified Real Estate ETF

Portfolio Allocation
As of August 31, 2023 (Unaudited)

Sector	Percentage of Net Assets
Multi-Family Residential REITs	16.2%
Office REITs	14.9
Industrial REITs	14.8
Retail REITs	14.4
Data Center REITs	7.9
Health Care REITs	7.0
Diversified REITs	6.0
Hotels, Resorts & Cruise Lines	5.5
Single-Family Residential REITs	5.1
Other Specialized REITs	3.6
Hotel & Resorts REITs	2.1
Self Storage REITs	1.9
Health Care Facilities	0.4
Short-Term Investments	0.2
Other Assets in Excess of Liabilities (a)	0.0
Total	100.0%

(a)	Represents less than 0.05% of net assets.

U.S. Diversified Real Estate ETF

Schedule of Investments
August 31, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Health Care Facilities — 0.4%
6,915	National HealthCare Corporation	$456,044

	Hotels, Resorts & Cruise Lines — 5.5%
5,155	Choice Hotels International, Inc.	654,170
12,524	Hilton Worldwide Holdings, Inc.	1,861,693
7,191	Hyatt Hotels Corporation - Class A	808,340
13,134	Marriott International, Inc. - Class A	2,672,900
8,937	Wyndham Hotels & Resorts, Inc.	673,760
		6,670,863
	Data Center REITs — 7.9%
36,377	Digital Realty Trust, Inc.	4,791,578
6,134	Equinix, Inc.	4,792,985
		9,584,563
	Diversified REITs — 6.0%
12,281	Alexander & Baldwin, Inc.	221,181
5,623	American Assets Trust, Inc.	120,388
94,809	Armada Hoffler Properties, Inc.	1,079,875
8,055	Broadstone Net Lease, Inc.	130,249
405,859	Empire State Realty Trust, Inc. - Class A	3,543,149
4,851	Essential Properties Realty Trust, Inc.	116,521
32,803	WP Carey, Inc.	2,133,835
		7,345,198
	Health Care REITs — 7.0%
22,731	CareTrust REIT, Inc.	458,030
11,731	Community Healthcare Trust, Inc.	389,352
12,411	Global Medical REIT, Inc.	120,138
17,743	Healthcare Realty Trust, Inc.	310,857
49,969	Healthpeak Properties, Inc.	1,028,362
12,808	LTC Properties, Inc.	420,871
9,147	National Health Investors, Inc.	467,686
23,819	Omega Healthcare Investors, Inc.	757,921
39,412	Physicians Realty Trust	548,221
9,585	Sabra Health Care REIT, Inc.	120,100
31,815	Ventas, Inc.	1,389,679

The accompanying notes are an integral part of these financial statements.

U.S. Diversified Real Estate ETF

Schedule of Investments
August 31, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Health Care REITs — 7.0% (Continued)
29,900	Welltower, Inc.	$2,478,111
		8,489,328
	Hotel & Resort REITs — 2.1%
37,022	Apple Hospitality REIT, Inc.	556,070
15,363	DiamondRock Hospitality Company	123,826
52,873	Host Hotels & Resorts, Inc.	834,864
7,154	Ryman Hospitality Properties, Inc.	608,305
51,001	Sunstone Hotel Investors, Inc.	457,989
		2,581,054
	Industrial REITs — 14.8%
73,916	Americold Realty Trust, Inc.	2,487,273
8,095	EastGroup Properties, Inc.	1,454,105
15,672	First Industrial Realty Trust, Inc.	814,004
20,196	Innovative Industrial Properties, Inc.	1,762,707
123,050	LXP Industrial Trust	1,208,351
5,357	Plymouth Industrial REIT, Inc.	122,729
39,473	Prologis, Inc.	4,902,547
2,452	Rexford Industrial Realty, Inc.	131,108
50,875	STAG Industrial, Inc.	1,858,464
54,235	Terreno Realty Corporation	3,302,369
		18,043,657
	Multi-Family Residential REITs — 16.2%
3,557	Apartment Income REIT Corporation	121,151
14,278	Apartment Investment and Management Company - Class A	108,656
23,989	AvalonBay Communities, Inc.	4,409,658
16,273	Camden Property Trust	1,751,300
18,513	Centerspace	1,198,532
7,791	Elme Communities	119,826
52,734	Equity Residential	3,418,745
11,063	Essex Property Trust, Inc.	2,637,309
59,583	Independence Realty Trust, Inc.	1,002,782
16,590	Mid-America Apartment Communities, Inc.	2,409,366
60,252	UDR, Inc.	2,404,055

The accompanying notes are an integral part of these financial statements.

U.S. Diversified Real Estate ETF

Schedule of Investments
August 31, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Multi-Family Residential REITs — 16.2% (Continued)
7,658	Veris Residential, Inc. (a)	$142,515
		19,723,895
	Office REITs — 14.9%
32,889	Alexandria Real Estate Equities, Inc.	3,826,306
1,982	Boston Properties, Inc.	132,338
63,269	Corporate Office Properties Trust	1,637,402
66,961	Cousins Properties, Inc.	1,573,584
51,278	Douglas Emmett, Inc.	700,970
269,185	Easterly Government Properties, Inc.	3,599,003
46,417	Equity Commonwealth	883,316
82,975	Highwoods Properties, Inc.	1,977,294
34,720	JBG SMITH Properties	544,410
82,603	Kilroy Realty Corporation	3,052,181
19,110	Orion Office REIT, Inc.	111,411
5,507	Peakstone Realty Trust	108,213
		18,146,428
	Other Specialized REITs — 3.6%
176,752	Four Corners Property Trust, Inc.	4,447,080

	Retail REITs — 14.4%
8,114	Acadia Realty Trust	120,817
9,982	Agree Realty Corporation	617,087
5,967	Brixmor Property Group, Inc.	131,155
20,611	Federal Realty Investment Trust	2,018,641
27,350	Getty Realty Corporation	821,047
12,417	InvenTrust Properties Corporation	296,890
80,161	Kimco Realty Corporation	1,518,249
50,525	Kite Realty Group Trust	1,140,349
41,231	NETSTREIT Corporation	698,041
2,826	NNN REIT, Inc.	111,316
29,932	Phillips Edison & Company, Inc.	1,013,498
1,987	Realty Income Corporation	111,351
45,856	Regency Centers Corporation	2,852,244
12,989	Retail Opportunity Investments Corporation	174,832

The accompanying notes are an integral part of these financial statements.

U.S. Diversified Real Estate ETF

Schedule of Investments
August 31, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Retail REITs — 14.4% (Continued)
11,501	RPT Realty	$130,421
3,261	Saul Centers, Inc.	122,483
25,988	Simon Property Group, Inc.	2,949,379
66,285	SITE Centers Corporation	884,905
19,353	Spirit Realty Capital, Inc.	747,219
41,035	Tanger Factory Outlet Centers, Inc.	954,064
7,383	Urban Edge Properties	120,786
		17,534,774
	Self Storage REITs — 1.9%
7,532	CubeSmart	314,160
6,291	Extra Space Storage, Inc.	809,526
7,973	National Storage Affiliates Trust	267,893
3,358	Public Storage	928,084
		2,319,663
	Single-Family Residential REITs — 5.1%
82,765	American Homes 4 Rent - Class A	2,982,851
13,663	Equity LifeStyle Properties, Inc.	914,874
29,901	Invitation Homes, Inc.	1,019,325
9,358	Sun Communities, Inc.	1,145,606
14,102	UMH Properties, Inc.	210,826
		6,273,482
	TOTAL COMMON STOCKS (Cost $117,386,818)	121,616,029

The accompanying notes are an integral part of these financial statements.

U.S. Diversified Real Estate ETF

Schedule of Investments
August 31, 2023 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.2%
	Money Market Deposit Account — 0.2%
$210,635	U.S. Bank Money Market Deposit Account, 4.21% (b)	$210,635
	TOTAL SHORT-TERM INVESTMENTS (Cost $210,635)	210,635
	TOTAL INVESTMENTS — 100.0% (Cost $117,597,453)	121,826,664
	Other Assets in Excess of Liabilities — 0.0% (c)	44,341
	NET ASSETS — 100.0%	$121,871,005

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of August 31, 2023.

(c)	Represents less than 0.05% of net assets.
REIT - Real Estate Investment Trust.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

U.S. Diversified Real Estate ETF

Statement of Assets and Liabilities
August 31, 2023 (Unaudited)

ASSETS
Investments in securities, at value (Cost: $117,597,453)	$121,826,664
Dividends and interest receivable	98,848
Total assets	121,925,512

LIABILITIES
Management fees payable	54,507
Total liabilities	54,507

NET ASSETS	$121,871,005

Net Assets Consist of:
Paid-in capital	$127,141,172
Total distributable earnings (accumulated deficit)	(5,270,167)
Net assets	$121,871,005

Net Asset Value:
Net assets	$121,871,005
Shares outstanding ^	4,200,000
Net asset value, offering and redemption price per share	$29.02

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

U.S. Diversified Real Estate ETF

Statement of Operations
For the Six-Months Ended August 31, 2023 (Unaudited)

INCOME
Dividends	$2,568,850
Interest	5,875
Securities lending income, net (Note 4)	3,266
Total investment income	2,577,991

EXPENSES
Management fees	313,649
Total expenses	313,649
Fees waived by adviser (Note 3)	(15,365)
Net expenses	298,284

Net investment income (loss)	$2,279,707

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(4,524,011)
In-kind redemptions	289,542
Change in unrealized appreciation (depreciation) on investments	3,597,632
Net realized and unrealized gain (loss) on investments	(636,837)
Net increase (decrease) in net assets resulting from operations	$1,642,870

The accompanying notes are an integral part of these financial statements.

U.S. Diversified Real Estate ETF

Statement of Changes in Net Assets

	Six-Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
OPERATIONS
Net investment income (loss)	$2,279,707	$3,115,308
Net realized gain (loss) on investments	(4,234,469)	2,023,986
Change in unrealized appreciation (depreciation) on investments	3,597,632	(27,287,869)
Net increase (decrease) in net assets resulting from operations	1,642,870	(22,148,575)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(2,668,296)	(3,115,308)
Tax return of capital to shareholders	—	(1,803,776)
Total distributions to shareholders	(2,668,296)	(4,919,084)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	4,164,705	7,648,155
Payments for shares redeemed	(1,464,125)	(8,078,270)
Net increase (decrease) in net assets derived from capital share transactions (a)	2,700,580	(430,115)
Net increase (decrease) in net assets	$1,675,154	$(27,497,774)

NET ASSETS
Beginning of period/year	$120,195,851	$147,693,625
End of period/year	$121,871,005	$120,195,851

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	150,000	250,000
Shares redeemed	(50,000)	(250,000)
Net increase (decrease)	100,000	—

The accompanying notes are an integral part of these financial statements.

U.S. Diversified Real Estate ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Month Period Ended		Year Ended February 28,				Period
	Aug. 31, 2023 (Unaudited)		2023	2022	2021	Year Ended Feb. 29, 2020	Ended Feb. 28, 2019(1)
Net asset value, beginning of period/year	$29.32		$36.02	$30.41	$30.19	$29.23	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.55		0.76	0.52	0.52	0.65	0.58
Net realized and unrealized gain (loss) on investments (7)	(0.21)		(6.26)	6.22	0.70	1.38	4.21
Total from investment operations	0.34		(5.50)	6.74	1.22	2.03	4.79

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.64)		(0.76)	(0.52)	(0.52)	(0.67)	(0.48)
Realized gains	—		—	—	—	(0.05)	(0.08)
Tax return of capital to shareholders	—		(0.44)	(0.61)	(0.48)	(0.35)	—
Total distributions to shareholders	(0.64)		(1.20)	(1.13)	(1.00)	(1.07)	(0.56)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	—		—	—	—	— (3)	—	(3)
Net asset value, end of period/year	$29.02		$29.32	$36.02	$30.41	$30.19	$29.23
Total return	1.22	%(4)	-15.37%	22.23%	4.67%	6.86%	19.32	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$121,871		$120,196	$147,694	$121,626	$119,236	$105,215

The accompanying notes are an integral part of these financial statements.

U.S. Diversified Real Estate ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Month Period Ended		Year Ended February 28,
	Aug. 31, 2023 (Unaudited)		2023	2022	2021	Year Ended Feb. 29, 2020	Period Ended Feb. 28, 2019(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived)	0.53	%(5)	0.53%	0.53%	0.53%	0.53%	0.53	%(5)
Expenses to average net assets (after management fees waived)	0.50	%(5)	0.49%	0.49%	0.49%	0.53%	0.53	%(5)
Net investment income (loss) to average net assets (before management fees waived)	3.82	%(5)	2.38%	1.41%	1.88%	2.05%	2.26	%(5)
Net investment income (loss) to average net assets (after management fees waived)	3.85	%(5)	2.42%	1.45%	1.92%	2.05%	2.26	%(5)
Portfolio turnover rate (6)	16	%(4)	30%	29%	42%	18%	22	%(4)

(1)	Commencement of operations on March 26, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

U.S. Diversified Real Estate ETF

Notes to Financial Statements
August 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

U.S. Diversified Real Estate ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the USREX – U.S. Diversified Real Estate Index™ (the “Index”). The Fund commenced operations on March 26, 2018.

The end of the reporting period for the Fund is August 31, 2023, and the period covered by these Notes to Financial Statements is the period from March 1, 2023 to August 31, 2023 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and Nasdaq Capital Market® Exchange (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange- traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the- counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

U.S. Diversified Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

U.S. Diversified Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$121,616,029	$—	$—	$121,616,029
Short-Term Investments	210,635	—	—	210,635
Total Investments in Securities	$121,826,664	$—	$—	$121,826,664

^	See Schedule of Investments for sector breakouts.

During the current fiscal period, the Fund did not recognize any transfers into or out of Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and conclude that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis.

U.S. Diversified Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Unaudited) (Continued)

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund are declared and paid by the Fund on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

U.S. Diversified Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Unaudited) (Continued)

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These timing differences are primarily due to differing book and tax treatments for in-kind transactions. During the fiscal year ended February 28, 2023, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(1,849,226)	$1,849,226

During the fiscal year ended February 28, 2023, the Fund realized $1,849,226 of net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to a membership interest purchase agreement signed on March 24, 2023, Vident Capital Holdings, LLC, a subsidiary of MM VAM, LLC, acquired Vident Advisory, LLC d/b/a Vident Asset Management (“Vident”) (the “Transaction”). Prior to the close of the Transaction, Vident Investment Advisory, LLC (“VIA”) contributed substantially all of its assets and certain liabilities to Vident. MM VAM, LLC is an entity controlled by Casey Crawford. The Transaction closed on July 14, 2023. As of the closing date of the Transaction, Mr. Crawford effectively controls VA. Upon the close of the Transaction, pursuant to the 1940 Act, the Advisory and Sub-Advisory Agreement among VIA, the Trust and the Adviser automatically terminated.

At a meeting of the Board, held on April 20, 2023, the Board approved, subject to shareholder approval, the “new advisory agreement” among the Trust, and Vident that is identical in all material respects to the previous Advisory Agreement except for the effective and termination dates. Under the New Advisory Agreement, not only will Vident continue to have overall responsibility for the general management and administration of the Funds, but it will also assume responsibilities that were

U.S. Diversified Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Unaudited) (Continued)

previously assumed by VIA (e.g., day-to-day portfolio management services such as buying and selling of securities for each Fund). At a meeting held on June 9, 2023, an affirmative vote of the holders of a majority of the outstanding shares of the Fund, as defined in the 1940 Act, approved of the New Advisory Agreement.

Vident (the “Adviser”) serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). For services provided to the Fund, the Fund paid the Adviser 0.53% at an annual rate based on the Fund’s average daily net assets. Effective February 1, 2020, the Adviser contractually waived 0.04% of its adviser fee from each of the Funds until June 30, 2023. Fees waived under this waiver are not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Fund.

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Custodian, who also serves as the Securities Lending Agent. The securities lending agreement requires that

U.S. Diversified Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Unaudited) (Continued)

loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of August 31, 2023, the Funds did not have any securities out on loan. During the current fiscal period, the Funds had loaned securities that were collateralized by cash equivalents. The cash collateral was invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents.

The interest income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Fund’s Statement of Operations. Net fees and interest income earned on collateral investments and recognized by the Fund during the current fiscal period was $3,266.

U.S. Diversified Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Unaudited) (Continued)

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$19,343,404	$19,590,583

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

In-Kind Purchases	In-Kind Sales
$4,131,601	$1,459,164

There were no purchases or sales of U.S. Government securities in the Fund during the period.

NOTE 6 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of February 28, 2023 in the Fund, were as follows:

Tax cost of investments	$160,122,847
Gross tax unrealized appreciation	14,230,800
Gross tax unrealized depreciation	(14,910,504)
Net tax unrealized appreciation/(depreciation)	(679,704)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Other accumulated gain/(loss)	(3,565,037)
Distributable earnings/(accumulated deficit)	$(4,244,741)

The difference between book and tax-basis cost is attributable to wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended February 28, 2023, the Fund did not elect to defer any post-October capital losses or any late-year ordinary losses.

U.S. Diversified Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Unaudited) (Continued)

During the current fiscal year, the Fund utilized $1,541,624 of long-term capital loss carry forward that was available as of February 28, 2022.

At February 28, 2023, the Fund had the following capital loss carryforwards:

Short-Term	Long-Term	Expires
$3,565,037	$—	Indefinite

The tax character of distributions paid by the Fund during the year ended February 28, 2023 were as follows:

Ordinary Income	Return of Capital
$3,115,308	$1,803,776

The tax character of distributions paid by the Fund during the year ended February 28, 2022 were as follows:

Ordinary Income	Return of Capital
$2,111,519	$2,513,350

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which have no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the

U.S. Diversified Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Unaudited) (Continued)

Fund is $300 payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transaction fees. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – PRINCIPAL RISKS

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated, and the Index is expected to be concentrated in real estate-related industries. Accordingly, the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

Real Estate Investment Risk. The Fund is expected to invest substantially all of its assets in real estate-related companies. Investments in real estate companies involve unique risks. Real estate companies, including REITs, may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities.

The risks of investing in real estate companies include certain risks associated with the direct ownership of real estate and the real estate industry in general. Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. Many factors may affect real estate values, including the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate, and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Real estate companies are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Because the Fund invests primarily in real estate companies, its performance will be especially sensitive to developments that significantly affect real estate companies.

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the reporting period, Ronald Blue Trust, Inc. as a beneficial shareholder, owned greater than 25% of the outstanding shares of the Fund.

U.S. Diversified Real Estate ETF

Expense Example

For the Six-Months Ended August 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the below Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period (a)
Actual	$1,000.00	$1,012.20	$2.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.62	$2.54

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized net expense ratio, 0.50%, multiplied by the average account value during the period, multiplied by 184/366, to reflect the one-half year period.

U.S. Diversified Real Estate ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

U.S. Diversified Real Estate ETF

Approval of Advisory Agreement & Board Considerations

Pursuant to a purchase agreement signed on March 24, 2023, Vident Capital Holdings, LLC, a subsidiary of MM VAM, LLC is expected to acquire Vident Advisory, LLC (“VA” or the “Adviser”) (the “Transaction”). MM VAM, LLC is an entity controlled by Casey Crawford. Following the Transaction, Mr. Crawford will effectively control VA. Pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), the investment advisory agreement between the Trust, on behalf of U.S. Diversified Real Estate ETF (the “Fund”) and VA (the “Current Advisory Agreement”) will automatically terminate upon the Transaction’s closing. The Current Sub-Advisory Agreement among the Adviser, Vident Investment Advisory, LLC (“VIA”), and the Trust, on behalf of the Fund, (the “Current VIA Sub-Advisory Agreement”) will also automatically terminate upon the Transaction’s closing.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a special meeting held on April 20, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved:

(1)

a new investment advisory agreement (the “New Advisory Agreement”) between the Adviser and the Trust, on behalf of the Fund, that is identical in all material respects, except for its effective date and termination date, to the Current Advisory Agreement; and

(2)	an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Adviser and the Trust, on behalf of the Fund, in accordance with Rule 15a-4 under the 1940 Act.

In considering the New Advisory Agreement and the Interim Advisory Agreement, the Board focused on the effect that the Transaction could be expected to have on the Adviser’s business and operations as they relate to the Fund and also took into consideration (i) the nature, extent, and quality of the services provided, and to be provided, by VA; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by VA or its affiliates from services rendered to the Fund as well as the estimated cost of the services to be provided by VA and the profits expected to be realized by VA from providing such services, including any other financial benefits enjoyed by VA or its affiliates; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by VA in connection with its services to the Fund are, or will be, shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser and its affiliate VIA, along with other service providers of the Fund, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser and sub-

U.S. Diversified Real Estate ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Continued)

adviser to the Fund, and the Board considered that information alongside the written materials presented at the Meeting, as well as the quarterly Board meeting held on April 5-6, 2023, in its consideration of whether the New Advisory Agreement and the Interim Advisory Agreement should be approved. In addition, the Board took into consideration performance and due diligence information related to VA, including the Barrington Report, that was provided to the Board in advance of its annual review of the Fund’s Current Advisory Agreement at its January 11-12, 2023 quarterly meeting. At both the Meeting and the April 5-6 meeting, representatives from VA provided an overview of the Transaction and the effect it would have on the management of the Fund. Representatives from the Adviser also provided an overview of the Fund’s strategies, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. Further, subsequent to the April 5-6 meeting, at the Board’s request, VA representatives provided additional information about the Transaction and discussed this information with Fund counsel prior to the Meeting. The Board then met with representatives of the Adviser at the Meeting to further discuss the Transaction and the additional information the Adviser had provided. The Adviser confirmed that the Transaction would not result in changes to Fund’s fees and expenses or the nature, extent and quality of services provided to the Fund, including their day-to-day management, or the personnel providing these services. The Board then discussed the materials and the Adviser’s oral presentations that the Board had received and any other information that the Board received at the Meeting and at prior meetings, and deliberated on the approval of the New Advisory Agreement and the Interim Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the New Advisory Agreement and the Interim Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Fund. The Trustees also considered that the services to be provided under the New Advisory Agreement and the Interim Advisory Agreement were identical in all material respects to those services provided under the Current Agreement. The Trustees noted that although VIA will cease to exist upon the close of the Transaction, VIA personnel will become Adviser personnel at such time and continue to provide services to the Fund on behalf of the Adviser. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had received a copy of the Adviser’s registration form and financial statements,

U.S. Diversified Real Estate ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Continued)

as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information. The Board also considered the Adviser’s statements that the scope and quality of services provided to the Fund by the Adviser would not diminish as a result of the Transaction.

The Board also considered other services provided by the Adviser to the Fund, monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as a passively managed fund. Additionally, the Board considered that the Fund tracks an index created and owned by an affiliate of the Adviser. The Board noted the Adviser’s belief that shareholders invest in the Fund based on the investment principles incorporated into the index methodology of such Fund and the expectation that the Adviser will provide advisory services to such Fund based on its index methodology.

Historical Performance. The Trustees next considered the Fund’s performance, noting that it had recently undertaken a comprehensive review of such matters at its January 11-12, 2023 meeting. The Board observed that information regarding the Fund’s past investment performance, for periods ended September 30, 2022, had been included in the written materials previously provided to the Board, including the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in the Fund’s Morningstar category – US Fund Real Estate (the “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results.

In addition, the Board noted that, for the period ended September 30, 2022, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner.

U.S. Diversified Real Estate ETF: The Board noted that the Fund underperformed its broad-based benchmark, the MSCI US REIT Gross Index, for each of the one-year, three-year, and since inception periods. The MSCI US REIT Gross Index provides an indication of the performance of the U.S. REIT market. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike its benchmark, screens out companies that are externally managed and companies that derive at least 85% of their income from ownership or management of real property.

U.S. Diversified Real Estate ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Continued)

The Board then noted that, for the one-year, three-year, and since inception periods ended September 30, 2022, the Fund outperformed the median return of its Peer Group, but the Fund only outperformed the median return of its Category Peer Group over the since inception period. The Board took into consideration that the Peer Group includes a mix of U.S. real estate and global real estate ETFs. The Board also noted that the Fund generally performed within the range of funds in the Selected Peer Group for the one-year and three-year periods ended September 30, 2022. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as funds with a similar investment universe, investment exposure, REIT sector exposure, and number of holdings.

Cost of Services Provided and Economies of Scale. The Board observed that the Transaction would not result in an increase in the level of the advisory fee paid by the Fund to the Adviser. In this regard, the Board reviewed the Fund’s fees and expenses, noting that the advisory fees to be paid to the Adviser for its services to the Fund under the New Advisory Agreement and the Interim Advisory Agreement were identical to those in the Current Advisory Agreement. In addition, the Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of the Adviser’s own fee and resources.

The Board noted that the U.S. Diversified Real Estate ETF has a fee waiver of four basis points and, as a result, its net expense ratio is less than its unified fee (described above). The fee waiver would terminate effective June 30, 2023. The Board took into consideration that it had recently evaluated a comparison of the Fund’s net expense ratio to its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group.

U.S. Diversified Real Estate ETF: The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio, but within the range, of the funds in the Peer Group and lower than the median net expense ratio of funds in the Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received, and expected to be received, by the Adviser from its relationship with the

U.S. Diversified Real Estate ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Continued)

Fund, taking into account an analysis of the Adviser’s profitability, and expected profitability, with respect to the Fund at various actual and projected Fund asset levels. In evaluating these matters, the Board considered the resources that would become available to the Adviser as a result of the Transaction.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the Board would evaluate whether those economies were appropriately shared with Fund shareholders, whether through the structure and amount of the fee or by other means.

Conclusion. No single factor was determinative of the Board’s decision to approve the New Advisory Agreement and the Interim Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the New Advisory Agreement and the Interim Advisory Agreement, including the compensation payable under each agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, determined that the approval of the New Advisory Agreement was in the best interests of the Fund and its shareholders. Further, the Board, including the Independent Trustees, determined that the approval of the Interim Advisory Agreement was in the best interest of the Fund and its shareholders, for a period of 150 days from the effective date of the Interim Advisory Agreement.

U.S. Diversified Real Estate ETF

Federal Tax Information

(Unaudited)

QUALIFIED DIVIDEND INCOME
(Unaudited)

For the fiscal year ended February 28, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 3.18%.

DIVIDENDS RECEIVED DEDUCTION

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2023 was 3.10%.

SHORT TERM CAPITAL GAIN

For the fiscal year ended February 28, 2023, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at www.videntam.com. The Fund’s portfolio holdings are posted on their website at www.videntam.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.videntam.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 will be available by calling toll-free at (800) 617-0004 and the SEC’s website at www.sec.gov.

U.S. Diversified Real Estate ETF

Information About the Trustees

(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.videntam.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.videntam.com.

Adviser/Index Provider

Vident Asset Management
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Colorado 80203

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004-2541

U.S. Diversified Real Estate ETF

Symbol – PPTY
CUSIP – 26922A511

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

1

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/9/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/9/2023

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	11/9/2023

*	Print the name and title of each signing officer under his or her signature.

3